23) Loans and advances to customers (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross Investments In Financial Leases Receivable [Abstract]
Up to one year	R$ 1,013,244	R$ 1,076,955
From one to five years	1,489,536	1,658,449
Over five years	143,658	122,111
Impairment loss on finance leases	(70,468)	(160,382)
Net investment	2,575,970	2,697,133
Net investments in finance leases:
Up to one year	987,530	1,012,714
From one to five years	1,446,058	1,563,529
Over five years	142,382	120,890
Total	R$ 2,575,970	R$ 2,697,133